Related parties	12 Months Ended
Dec. 31, 2022
Related Parties
Related parties

9 Related parties

	Balances at December 31, 2022				Balances at December 31, 2021
	Novonor and				Novonor and
	subsidiaries	Petrobras and			subsidiaries	Petrobras and
Balance sheet	and associates	subsidiaries	Other (i)	Total	and associates	subsidiaries	Other (i)	Total
Assets
Current
Trade accounts receivable	-	11,924	1,867	13,791	-	4,894	7,346	12,240
Inventories (advance to suppliers)	-	61,428	-	61,428	-	9,927	-	9,927
Dividends and interest on capital	-	-	4,296	4,296	-	-	-	-
Other receivabels	11,348	287	-	11,635	-	287	-	287
								-
Non-current								-
Other receivables	-	5,657	-	5,657	-	38,987	-	38,987
Total assets	11,348	79,296	6,163	96,807	-	54,095	7,346	61,441

Liabilities
Current
Trade payables	126,014	137,764	14,189	277,967	103,259	134,063	11,113	248,435
Other payables	4	233,133	314	233,451	-	296,984	345	297,329

Non-current
Trade payables	3,069	-	-	3,069	-	-	-
Loan to non-controlling shareholders of Braskem Idesa	-	-	2,498,093	2,498,093	-	-	3,646,538	3,646,538
Total liabilities	129,087	370,897	2,512,596	3,012,580	103,259	431,047	3,657,996	4,192,302

	Year ended December 31, 2022				Year ended December 31, 2021				Year ended December 31, 2020
	Novonor and subsidiaries and associates	Petrobras and subsidiaries	Other (i)	Total	Novonor and subsidiaries and associates	Petrobras and subsidiaries	Other (i)	Total	Novonor and subsidiaries and associates	Petrobras and subsidiaries	Other (i)	Total
Transactions
Sales of products	-	182,218	437,514	619,732	–	171,665	540,855	712,520	–	182,521	326,825	509,346
Purchases of raw materials, finished goods services and utilities	(334,363)	(22,900,140)	(24,813)	(23,259,316)	(306,426)	(19,833,063)	(6,953)	(20,146,442)	(133,127)	(14,566,840)	(20,350)	(14,720,317)
Financial income (expenses), net	(854)	(33,656)	41,082	6,572	(141)	(11,758)	(245,819)	(257,718)	(452)	(3,810)	(818)	(5,080)
General and administrative expenses	-	–	(45,329)	(45,329)	–	-	(67,273)	(67,273)	–	–	(46,738)	(46,738)
Other income (expenses)	-	51,248	-	51,248	–	(217,497)	-	(217,497)	–	–	-	–

(i) Borealis, Grupo Idesa, Refinaria de Petróleo Riograndense S.A e Vexty

(a)	New and/or renewed agreements with related companies

As provided for in Braskem’s bylaws, the Board of Directors has the exclusive power to approve any contract with related parties that exceed R$20,000 per transaction or R$60,000 collectively per year. This is valid for contracts between Braskem and its subsidiaries and: (i) direct or indirect subsidiaries of Braskem in whose capital an interest is held by the controlling shareholder, by any direct or indirect subsidiaries thereof or by Key Management Personnel of such entities; (ii) associates of Braskem and subsidiaries of such entities; and (iii) joint ventures in which Braskem participates and any subsidiaries thereof.

The related parties that have significant relationship with the Company are as follows:

Novonor and its direct and indirect subsidiaries:

- Tenenge Montagem e Manutenção Ltda. (“Tenenge”)

In February 2022, the Company entered into an electromechanical assembly service agreement to expand the production capacity of the Ethylene-Ethanol Unit located in Trunfio, Rio Grande do Sul with Tenenge, with duration from February 9, 2022 to July 31, 2023. The estimated amount of the agreement is R$142 million.

Petrobras and its indirect joint ventures:

Petrobras

In June 2020, the Company entered into a sales option agreement for up to 2,850 kton/y of petrochemical naphtha to Petrobras with mandatory purchase by Braskem. The term of the agreement is from January 1, 2021 to December 31, 2025. The estimated amount of the agreement is R$30 billion.

In December 2020, the Company entered into a sale agreement with Petrobras for up to 2 million tons of petrochemical naphtha per year, for our industrial unit in the State of São Paulo. This term of the agreement is from December 23, 2020 to December 31, 2025. The estimated amount under the agreement is R$25 billion.

In December 2020, the Company entered into an agreement with Petrobras to purchase ethane and propane to produce up to 580,000 tons of ethylene equivalent and sell up to 58.4 million Nm³ of hydrogen. The term of the agreement is from January 1, 2021 to December 31, 2025. The estimated amount of the agreement is R$9.2 billion.

- Petrobras Transporte S.A. (“Transpetro”)

In January 2021, the Company entered into an agreement with Transpetro involving the provision of services to Braskem, namely tanker vessel unloading in the Madre de Deus Waterway Terminal (“TEMADRE”), tank storage, product transportation via the pipeline “ORMADRE” that connects TEMADRE to REFMAT, and the transportation of naphtha via pipeline from TEMADRE to the facilities of the carrier located in the municipality of Camaçari/BA. The duration of the agreement is from February 1, 2021 to December 31, 2025, and the total estimated amount of the agreement is R$203 million.

- Petrocoque S.A. Indústria e Comércio (“Petrocoque”)

In March 2021, the Company executed an amendment to extend the agreement with Petrocoque, for purchase of steam to be used as energy by Polyethylene plants. This amendment, summed to total amount of the original agreement, executed in September 2009, amounts to R$433 million and is valid until March 2024.

- Refinaria Alberto Pasqualini (“REFAP”)

In June 2020, the Company entered into a naphtha supply agreement with Petrobras for 450 kton/y, from the REFAP to our unit in the State of Rio Grande do Sul. The term of the agreement is from December 23, 2020 to December 31, 2025. The estimated amount of the agreement is R$2.5 billion.

In October 2021, the Company entered into a purchase agreement with Petrobras for 108 kton/year of polymer-grade propylene from REFAP, with delivery to Braskem’s polypropylene industrial units, PP1 and PP2, in Triunfo, Rio Grande do Sul. This agreement is in force from November 1, 2021 to October 31, 2022. The maximum amount of the agreement is estimated at R$630 million.

- Refinaria Capuava (“RECAP”)

In December 2021, the Company entered into a purchase agreement with Petrobras for 140 kton/year of polymer-grade propylene from RECAP, with delivery to Braskem’s PP4 industrial unit (“PP4”) in Mauá, São Paulo,. The agreement is in force from January 1, 2022 to May 17, 2026. The maximum amount of the agreement is estimated at R$3.3 billion for the purchase of propylene.

- Refinaria Duque de Caxias (“REDUC”)

In December 2021, the Company entered into a purchase agreement with Petrobras for 100 kton per year of polymer-grade propylene from REDUC, with delivery to Braskem’s PP5 industrial unit (“PP5”) in Rio de Janeiro. The agreement is in force from January 1, 2022 to May 17, 2026. The maximum amount of the agreement is estimated at R$2.4 billion for the purchase of propylene.

- Refinaria Henrique Lage (“REVAP”)

In December 2021, the Company entered into a purchase agreement with Petrobras for 120 kton per year and 40 kton per year of polymer-grade propylene from REVAP, with delivery to Braskem’s PP3 and PP4 industrial units, respectively. This agreement is in force from January 1, 2022 to May 3, 2028 for the first 120 kton/year and from May 4, 2028 to June 30, 2029 for the remaining 40 kton/year. The maximum amount of the agreement is estimated at R$4.7 billion.

- Refinaria Planalto de Paulínia (“REPLAN”)

In December 2021, the Company entered into a purchase agreement with Petrobras for 220 kton per year of polymer-grade propylene from REPLAN, with delivery to Braskem’s PP3 industrial unit (“PP3”) in Paulínia, São Paulo. The agreement is in force from January 1, 2022 to May 3, 2028. The maximum amount of the agreement is estimated at R$8.1 billion for the purchase of propylene.

- Refinaria Presidente Getúlio Vargas (“REPAR”)

In December 2021, the Company entered into a purchase agreement with Petrobras for 150 kton per year of polymer-grade propylene from REPAR, with delivery to Braskem’s PP3 and PP4 industrial units. The agreement is in force from January 1, 2022 to December 6, 2029. The maximum amount of the agreement is estimated at R$6.8 billion.

- Companhia de Gás da Bahia (“Bahiagás”)

In December 2021, the Company entered into an amendment to the agreement governing the supply of natural gas by Bahiagás to Braskem, via local gas pipeline, effective until December 2022. The estimated amount of the amendment is R$752 million.

- Companhia de Gás do Estado do Rio Grande do Sul (“Sulgás”)

In March 2022, the Company entered into the agreement with Sulgás to acquire natural gas, via a local gas distribution pipeline, its terms to June 2023. The estimated amount of the amendment is R$270 million.

- Gás de Alagoas S.A. (“Algás”)

In March 2022, the Company entered into an amendment with Algás for the supply of natural gas to Braskem units located in the state of Alagoas, via a local gas distribution pipeline, its terms to December 2024. The estimated value of the amendment is R$1.5 billion.

Since July 2022, Petrobras has no more equity interest in Bahiagás, Sulgás and Algás and, upon which they ceased to be a related party to Braskem.

Non-controlling shareholders of Braskem Idesa:

- Grupo Idesa, S.A. de C.V.

- Etileno XXI, S.A. de C.V.

Loan payable to the non-controlling shareholders of Braskem Idesa, with maturity in December 2029 and contractual interest rate of 7% p.a. These funds were used by Braskem Idesa to finance the construction of its operational assets.

(b) Key management personnel compensation

The expenses related to the remuneration of key management personnel, including the Board of Directors, the Chief Executive Officer and vice-presidents, recorded in the profit or loss for the year, are shown as follows:

Statement of profit or loss transactions	2022	2021	2020
Remuneration
Short-term benefits	83,466	119,734	74,943
Post-employment benefit	1,636	2,121	961
Long term incentive plan	16,938	14,394	7,456
Total	102,040	136,249	83,360

Compensation of the Company’s key management personnel includes salaries, short and long-term incentives, non-cash benefits and contributions to a post-employment defined benefit plan (see Note 27).